PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS
Schedule of provisions

	Reclamation and remediation obligations (i)	Other	Total
Balance at January 1, 2017	$908.3	$46.1	$954.4
Additions	9.7	6.2	15.9
Reductions	(19.4)	(16.4)	(35.8)
Reclamation spending	(42.6)	—	(42.6)
Accretion	31.3	—	31.3
Reclamation expense	11.4	—	11.4
Dispositions (a)	(37.3)	(0.3)	(37.6)

Balance at December 31, 2017	$861.4	$35.6	$897.0

Current portion	62.3	4.2	66.5
Non-current portion	799.1	31.4	830.5

	$861.4	$35.6	$897.0

(a)	On November 3, 2017, the Company completed the sale of its interest in the DeLamar reclamation property. See Note 6 iii.